Summary of Significant Accounting Policies - Schedule of Advertising Expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Advertising expense	$ 112	$ 9,852